Average Annual Total Returns - TCW Relative Value Dividend Appreciation Fund	Mar. 01, 2021
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%	[1]
5 Years	9.74%	[1]
10 Years	10.50%	[1]
Class I
Average Annual Return:
1 Year	4.07%
5 Years	7.93%
10 Years	9.42%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	3.38%
5 Years	6.54%
10 Years	8.52%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	2.73%
5 Years	6.07%
10 Years	7.62%
Class N
Average Annual Return:
1 Year	3.88%
5 Years	7.70%
10 Years	9.14%

[1]	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.